Mortgage Servicing Rights - Changes in Fair Value of Capitalized MSRs (Parenthetical) (Detail) $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Transfers and Servicing of Financial Assets [Abstract]
Gain related to excess servicing rights sold	$ 44